JULY 18, 2006

                                   TOUCHSTONE
                                   INVESTMENTS

                           Touchstone Value Plus Fund
                      Touchstone Large Cap Core Equity Fund
                      Touchstone Growth Opportunities Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2005

               NOTICE OF CHANGES TO THE GROWTH OPPORTUNITIES FUND

On July 14, 2006, the Board of Trustees of Touchstone Strategic Trust approved several changes to the Growth Opportunities Fund (the "Fund"), including changes to the Fund's sub-advisor, investment strategies and benchmark. These changes are effective July 18, 2006. Further details about these changes will appear in the Fund's August 1, 2006 Prospectus and Statement of Additional Information.

CHANGE IN SUB-ADVISOR. The Fund changed its sub-advisor from Mastrapasqua Asset Management, Inc. to Westfield Capital Management Company, LLC. The section titled "Sub-Advisor to the Growth Opportunities Fund" on page 20 of the Prospectus has been revised as follows:

SUB-ADVISOR TO THE GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC ("WESTFIELD")
ONE FINANCIAL CENTER, BOSTON, MA 02111

Westfield has been a registered investment advisor since 1989 and has managed the Fund since July 2006. The Fund is managed by the Westfield Investment Committee, which consists of four primary managers and security analysts. Industry sectors are divided among the committee members. The four primary managers are listed below.

William A. Muggia is the lead portfolio manager of the Fund and is the President and Chief Investment Officer of Westfield. Mr. Muggia has worked at Westfield since 1994. Arthur J. Bauernfeind is the Chairman and Chief Executive Officer and has worked at Westfield since 1990. Ethan J. Meyers is the Senior Vice President and has worked at Westfield since 1999. Scott R. Emerman is a Senior Security Analyst and has worked at Westfield since 2002. Prior to joining Westfield, Mr. Emerman spent five years at Morgan Stanley Dean Witter and six years at Dean Witter Reynolds. Mr. Bauernfeind, Mr. Meyers, and Mr. Emerman assist Mr. Muggia with investment decision supervision and overall portfolio flow monitoring. Each portfolio manager has managed the Fund since July 2006.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES. The Fund changed its principal investment strategies to reflect the new sub-advisor's investment process. The section titled "Its Principal Investment Strategies" on page 11 of the Prospectus has been revised as follows:

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in stocks of domestic growth companies across the capitalization spectrum that the Sub-Advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, the Sub-Advisor looks for companies that it believes are reasonably priced with high foreseen earnings potential. These may include companies in the technology sector.

The Sub-Advisor will invest in companies that the Sub-Advisor believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single sector.

The Sub-Advisor expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in the Sub-Advisor's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Sub-Advisor generally will sell a security if one or more of the following occurs:

      (1)   the predetermined price target objective is exceeded;

      (2)   there is an alteration to the original investment case;

      (3) valuation relative to the stock's peer group is no longer attractive; or

      (4)   better risk/reward opportunities may be found in other stocks.

CHANGE IN OTHER INVESTMENT STRATEGIES. The Fund changed its "Other Investment Strategies" to reflect the new sub-advisor's investment process. The section titled "Do the Funds Have Other Investment Strategies, in Addition to Their Principal Investment Strategies?" on page 15 of the Prospectus has been revised as follows:

GROWTH OPPORTUNITIES FUND. The Growth Opportunities Fund may also invest up to 10% of its assets in

      o     Securities of foreign companies
      o     ADRs
      o     Initial public offerings

CHANGE IN "OTHER RISKS OF INVESTING IN THE FUNDS." Consistent with the changes to the Fund's Other Investment Strategies, the section titled "What are Some of the Other Risks of Investing in the Funds?" on page 17 of the Prospectus has been revised to include the following risk disclosure:

INITIAL PUBLIC OFFERING ("IPO") RISK (GROWTH OPPORTUNITIES FUND). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When the Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

OTHER CHANGES APPROVED BY THE BOARD, SUBJECT TO SHAREHOLDER APPROVAL. On July 14, 2006, the Board of Trustees also approved a proposal to amend the fee schedule to the Fund's investment advisory agreement and a proposal to change the Fund's investment goal. These proposals are subject to approval by the Fund's shareholders. Further information about these changes will appear in a proxy statement to be mailed to the Fund's shareholders.

PROPOSED CHANGES TO THE FUND'S ADVISORY FEE SCHEDULE. Under the current fee arrangement, the Fund pays Touchstone Advisors, Inc. (the "Advisor") a fee of 1.00% of the first $50 million of average net assets, 0.90% of the next $50 million of average net assets, 0.80% of the next $100 million of average net assets and 0.75% on assets over $200 million. Due to the change in the Fund's sub-advisor and resulting increase in sub-advisory fees, the new advisory fee arrangement is being proposed. Under the proposed fee arrangement, the Fund would pay the Advisor a fee of 1.00% of the first $50 million of average net assets, 0.90% of the next $450 million of average net assets, 0.80% of the next $500 million of average net assets and 0.75% on assets over $1 billion.

The amended fee schedule has no immediate effect on Fund expenses. The Fund will continue to pay the Advisor a fee of 0.90% of average net assets on amounts over $50 million since the Fund's assets are currently above $50 million and below $100 million. The long-term effect of the proposal is that the Fund's assets would need to reach $450 million, instead of $100 million, before the next reduction in the advisory fee rate.

PROPOSED CHANGE TO THE FUND'S INVESTMENT GOAL. The Board of Trustees has approved a change to the Fund's investment goal, subject to approval by the Fund's shareholders. The Fund's current goal is to seek long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The proposed investment goal would be to seek long-term growth of capital.

********************************************************************************

NOTICE OF REORGANIZATION OF THE VALUE PLUS FUND INTO THE LARGE CAP CORE EQUITY FUND

The Board of Trustees of Touchstone Strategic Trust (the "Trust") has approved a proposal to reorganize the Value Plus Fund into the Large Cap Core Equity Fund.

If shareholders of the Value Plus Fund approve the reorganization proposal, the Value Plus Fund will liquidate by transferring substantially all of its assets to the Large Cap Core Equity Fund. Class A and Class B shares of the Value Plus Fund will be exchanged for Class A shares of the Large Cap Core Equity Fund and Class C shares of the Value Plus Fund will be exchanged for Class C shares of the Large Cap Core Equity Fund. Shareholders will not incur any sales charges or other transaction charges as a result of the reorganization. After the reorganization, the Large Cap Core Equity Fund will retain its current investment goals and strategies and current portfolio managers.

Shareholders of record of the Value Plus Fund as of June 12, 2006 are entitled to vote on the reorganization proposal at a special meeting of shareholders to be held on August 7, 2006. Shareholders of the Value Plus Fund were mailed information detailing the reorganization proposal on or about July 7, 2006.

For more information about the Large Cap Core Equity Fund's investment goals and strategies, see the Trust's prospectus. You can obtain a copy of the prospectus by calling 1.800.543.0407, by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354 or by visiting our website at www.touchstoneinvestments.com.

********************************************************************************

NOTICE OF TERMINATION OF CLASS B SHARES OF THE VALUE PLUS FUND AND THE LARGE CAP CORE EQUITY FUND

Effective July 7, 2006, Class B shares of the Value Plus Fund and the Large Cap Core Equity Fund are no longer be available for purchase.

Class B shares of the Value Plus Fund and Class B shares of the Large Cap Core Equity Fund will be exchanged for Class A shares of the Large Cap Core Equity Fund on or about August 11, 2006. Future purchases of Class A shares of the Large Cap Core Equity Fund by former Class B shareholders of the Value Plus Fund and Large Cap Core Equity Fund will be subject to the front-end sales charge imposed on purchases of Class A shares.

For more information about the sales charges and fees for Class A shares of the Large Cap Core Equity Fund, see the Trust's prospectus. You can obtain a copy of the prospectus by calling 1.800.543.0407, by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354 or by visiting our website at www.touchstoneinvestments.com.

********************************************************************************

   NOTICE OF INCREASE IN OPERATING EXPENSES FOR THE LARGE CAP CORE EQUITY FUND

Under the terms of a Sponsor Agreement between Touchstone Advisors, Inc. ("Touchstone Advisors") and the Trust, Touchstone Advisors provides certain management support and administrative oversight services to the Funds, in exchange for the payment of a sponsor fee. Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit the annual net operating expense ratio for each class of shares of the Large Cap Core Equity Fund (the "Fund") to the amounts stated in the Sponsor Agreement.

Effective April 1, 2006, the Board of Trustees approved an amendment to the Sponsor Agreement in order to increase the Fund's annual net operating expense ratio from 1.00% to 1.15% for Class A shares and from 1.75% to 1.90% for Class B and Class C shares. The amendment also extends the period that the operating expense ratios will be in effect until March 31, 2007. The table showing the Fund's "Annual Fund Operating Expenses" on page 9 of the Prospectus has been revised to reflect a decrease in "Fee Waivers and/or Expense Reimbursements" and an increase in "Net Expenses" as a result of the amendment to the Sponsor Agreement. The Statement of Additional Information has also been amended to provide additional information about the services provided to the Funds under the Sponsor Agreement.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                              SHAREHOLDER FEES
                                                                 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------
                                                            Class A Shares    Class B Shares       Class C
Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                 5.75%(1)           None             None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                       *              5.00%(2)        1.00%(3)

Wire Redemption Fee                                            Up to $15         Up to $15       Up to $15

                                                                      ANNUAL FUND OPERATING EXPENSES
                                                             (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.65%             0.65%            0.65%

Distribution (12b-1) Fees                                        0.25%             1.00%            1.00%

Other Expenses
     Sponsor Fees(4)                                             0.20%             0.20%            0.20%
     Other Expenses                                              1.07%             2.11%            1.86%

Total Annual Fund Operating Expenses                             2.17%             3.96%            3.71%

Fee Waiver and/or Expense Reimbursement(5)                       1.02%             2.06%            1.81%

Net Expenses(5)                                                  1.15%             1.90%            1.90%
--------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in the Prospectus.)

(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in the Prospectus.

(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in the Prospectus.

(4) Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "The Investment Advisor" in the Statement of Additional Information.

(5) "Fee Waiver and/or Expense Reimbursement" and "Net Expenses" are based upon the actual operating history for the fiscal year ended March 31, 2005, except they have been restated to reflect a decrease in "Fee Waivers and/or Expense Reimbursements" and an increase in "Net Expenses." Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to certain amounts set forth in the Sponsor Agreement. Effective April 1, 2006 the Sponsor Agreement was amended in order to increase the limit on the Fund's "Net Expenses" from 1.00% to 1.15% for Class A shares and from 1.75% to 1.90% for Class B and Class C shares. These expense limitations will remain in effect until at least March 31, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         ASSUMING REDEMPTION AT END OF PERIOD            ASSUMING NO REDEMPTION
--------------------------------------------------------------------------------------------------
                  CLASS A SHARES     CLASS B SHARES     CLASS C SHARES        CLASS B SHARES
--------------------------------------------------------------------------------------------------
  1 Year              $  685              $  593            $  193               $  193
  3 Years(1)          $1,109              $1,204            $  954               $1,004
  5 Years(1)          $1,571              $1,948            $1,750               $1,848
 10 Years(1)          $2,847              $3,642(2)         $3,832               $3,642(2)
--------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

 ******************************************************************************

                            NOTICE OF ADDRESS CHANGE

The address of Touchstone Investments, Touchstone Advisors and Touchstone Securities, Inc. has changed to 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203. Please use the new address when sending investments to Touchstone by overnight mail. The address of Fort Washington Investment Advisors, Inc., the Sub-Advisor to the Value Plus Fund, has changed to 303 Broadway, Suite 1200, Cincinnati, Ohio 45202-4203.







              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE